Directors' Remuneration - Summary of Directors' Remuneration (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 HKD ($)
Executive directors [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 3,551		¥ 3,185		¥ 2,177
Contributions relating to social insurance, housing fund and retirement scheme	677		694		703
Total	4,228		3,879		2,880
Executive directors [member] | SHANG Bing [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	781		498		107
Contributions relating to social insurance, housing fund and retirement scheme	123		122		30
Total	904		620		137
Executive directors [member] | LI Yue [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	781		717		437
Contributions relating to social insurance, housing fund and retirement scheme	151		147		138
Total	932		864		575
Executive directors [member] | LIU Aili [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	592		662		365
Contributions relating to social insurance, housing fund and retirement scheme	110		141		133
Total	702		803		498
Executive directors [member] | DONG Xin [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	695
Contributions relating to social insurance, housing fund and retirement scheme	145
Total	840
Executive directors [member] | XUE Taohai [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses			646		387
Contributions relating to social insurance, housing fund and retirement scheme			143		135
Total			789		522
Executive directors [member] | SHA Yuejia [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	702		662		365
Contributions relating to social insurance, housing fund and retirement scheme	148		141		133
Total	¥ 850		¥ 803		498
Executive directors [member] | XI Guohua [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses					377
Contributions relating to social insurance, housing fund and retirement scheme					113
Total					490
Executive directors [member] | HUANG Wenlin [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses					139
Contributions relating to social insurance, housing fund and retirement scheme					21
Total					¥ 160
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		$ 1,640		$ 1,457		$ 1,565
Total | $		1,640		1,457		1,565
Independent non-executive directors [member] | WONG Kwong Shing Frank [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		470		470		470
Total | $		470		470		470
Independent non-executive directors [member] | CHENG Mo Chi, Moses [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		460		452		440
Total | $		460		452		440
Independent non-executive directors [member] | CHOW Man Yiu, Paul [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		455		405		330
Total | $		455		405		330
Independent non-executive directors [member] | YIU Kin Wah, Stephen [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		255
Total | $		$ 255
Independent non-executive directors [member] | LO Ka Shui [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $				130		325
Total | $				$ 130		$ 325